Schedule of General and Administrative Expense (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
General And Administrative
Salaries and compensation	$ 1,807,723	$ 821,425
Professional fees	157,385	244,490
Office	31,199	14,433
Investor relations	62,923	176,402
Filing and transfer fees	17,387	13,195
Advertising	38,538	9,803
Travel	48,765
Penalties	19,723
Bank charges and other	1,036	8,554
General and administrative	$ 2,184,679	$ 1,288,302